MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

February 26, 2016

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Protective Life Insurance Company

Protective Variable Annuity Separate Account, No. 811-8108

ProtectiveValues, No. 333-113070

Post-Effective Amendment No. 26 to Registration Statement on Form N-4

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 26 to the Form N-4 registration statement for certain variable annuity contracts (“ProtectiveValues Advantage”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The prospectus describes revised purchase payment limitations for the Guaranteed Lifetime Withdrawal Benefit (“SecurePay”) offered under the ProtectiveValues Advantage variable annuity as of March 1, 2016.  The prospectus also includes revisions made based on recent SEC comments received on other variable annuity products offered by the Company.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Tom Bisset with Sutherland Asbill & Brennan at 202.383.0118.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy

Max Berueffy

Cc:                                                                             Thomas E. Bisset, Esq.

Sutherland Asbill & Brennan